Commitment and contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitment and contingencies
Schedule of future minimum operating lease payment obligation

	March 31,
	2018	2019
Within one year	118,351	104,289
After one year but not more than five years	155,220	337,665
More than five years	11,153	317,092
Total	284,724	759,046

Schedule of future minimum finance lease payment obligation

	March 31,
	2018	2019
Within one year	5,819	3,534
After one year but not more than five years	4,481	1,071
Total	10,300	4,605
Less: amount representing finance charges	1,387	502
Present value of minimum lease payments	8,913	4,103